Operating costs and expenses by nature - Schedule of Operating Costs and Expenses by Nature (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Operating Costs And Expenses By Nature Abstract
Employee benefits expense	¥ 42,381		¥ 304,121	¥ 640,764
Professional service fees	49,213		157,768	141,938
Market incentives for charging services	123,556		113,224	231,121
Rental, facility and utilities	1,932		32,650	26,088
Cost of charging services revenues	514		28,447	21,167
Cost of energy solutions revenues	258		27,605	86,528
Promotion and advertising expenses	7,332		22,384	39,862
Traveling, entertainment and general office expenses	10,185		16,739	24,850
Depreciation of right-of-use assets	1,646		5,265	7,440
Depreciation of property, plant and equipment	1,336		1,480	947
Amortization of intangible assets	743		743	472
Bandwidth and server custody expenses	205		2,155	3,585
Payment processing costs	799		1,063	1,067
Net impairment losses on receivables, prepayments and other financial assets	81,558	$ 11,663	300,921	73,816
Provision for losses on inventories, net	0		0	3,296
Others	75,759		14,367	9,712
Total operating costs and expenses	¥ 397,417		¥ 1,028,932	¥ 1,312,653